ALLIANCE INTERNATIONAL PREMIER GROWTH FUND

SEMI-ANNUAL REPORT
MAY 31, 1998


ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS               ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
_______________________________________________________________________________

July 27, 1998

Dear Shareholder:

We are pleased to provide the first report to shareholders for the Alliance International Premier Growth Fund. This semi-annual report contains investment results and market activity for Alliance International Premier Growth Fund's initial period of operations beginning March 3, 1998 and ending May 31, 1998.

INVESTMENT RESULTS
The Fund's performance results since its inception are shown in the following table, together with index performance for the Fund's benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index. As you can see from the table, your Fund performed in line with its benchmark during its initial period of operations.


INVESTMENT RESULTS*
Period Ended May 31, 1998
                                                   TOTAL RETURNS
                                                  SINCE INCEPTION
                                               ---------------------
ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
  Class A                                             3.40%
  Class B                                             3.30%
  Class C                                             3.20%

MSCI EAFE INDEX                                       3.46%


* TOTAL RETURNS ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES FROM THE FUND'S INCEPTION DATE ON MARCH 3, 1998 THROUGH MAY 31, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND AND ITS COMPARATIVE BENCHMARK INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE MSCI EAFE INDEX MEASURES THE OVERALL PERFORMANCE OF STOCK MARKETS IN 21 COUNTRIES WITHIN EUROPE, AUSTRALIA AND THE FAR EAST. BENCHMARK RETURNS ARE SINCE THE MONTH-END NEAREST TO THE FUND'S INCEPTION DATE, IN THIS CASE FEBRUARY 28, 1998. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


ECONOMIC REVIEW
During the second quarter of 1998, the global economy continued to wrestle with the effects of the Asian financial crisis. Final domestic demand in both the United States and Europe remained strong, but demand in Japan continued to decline. Growth in manufacturing output in most developed countries slowed. Weakness in commodity prices, especially oil, and falling import prices kept consumer price index (CPI) inflation rates on downward trajectories. The major central banks held official interest rates steady. U.S. and European stock prices spent most of the second quarter in a consolidating mode, ultimately posting small gains, while Tokyo stocks struggled and were basically flat in the quarter. The U.S. dollar appreciated slightly on a trade-weighted basis during the past three months, while the German mark held steady and the Japanese yen lost ground.

ECONOMIC OUTLOOK
Our outlook for global financial markets assumes that the strains created by the Asian crisis, while persisting for several more months, will eventually be unwound. However, many countries in East Asia, including Japan, will experience negative growth in 1998. These reversals will be mitigated by a substantial growth transfer from the United States, Europe and China totaling at least $100 billion. Low interest rates, lofty stock prices, and relatively strong currencies will facilitate this growth "export."

Overall growth in the United States and Europe may temporarily slip below 2%--in China, below 7%--by this summer. However, this process should not go on indefinitely, and a significant portion of the adjustment may have already occurred. Wage and benefit increases have been slowly escalating in the United States, and we expect that acceleration will show through during the remainder of 1998 as CPI inflation rises above 2%. Inflation in Europe is likely to remain subdued given the high levels of unemployment and wide output gaps, while inflation is hardly a worry in Japan's recessionary environment.

Central bank policy remains in a reactive mode, although a modest upward adjustment of official rates is possible later this year or in 1999, once the Asian shock wave passes. The "mini-bubble" in stock prices in the United States and Europe that occurred during the first quarter of 1998 appears to have deflated. We believe that the fundamentals are in place for U.S. equities to produce returns of 10%-12% over the next year, and for European equi-


1


                                     ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
_______________________________________________________________________________

ties to do even better thanks to the advent of monetary union. Only bold action by the Japanese authorities in tackling their economic and banking problems can turn the tide in their stock market.

FUND STRATEGY
In managing your Fund, our investment strategy will emphasize stock selection and investment in a limited number of comparitively large, high-quality companies. In following this strategy, we utilize the fundamental analysis and research of Alliance's large global equity research team situated in numerous locations around the world. The Fund's sector and geographic weightings will be a by-product of our "bottom-up" stock selection approach rather than predetermined allocation.
As of May 31, 1998, we have placed some emphasis on companies in the Consumer Services (15%), Healthcare (15%), Consumer Staples (14%) and Finance (13%) industries. As illustrated in the following chart, the Fund is broadly diversified by country with significant investments in France (19%), the Netherlands (13%), Switzerland (13%), Japan (10%) and the United Kingdom (9%).

INDUSTRIAL AND GEOGRAPHIC BREAKDOWNS AS OF MAY 31, 1998:*

BRAZIL 3%
FINLAND 7%
FRANCE 19%
GERMANY 5%
ITALY 4%
JAPAN 10%
MEXICO 4%
NETHERLANDS 13%
OTHER (5 COUNTRIES) 7%
SPAIN 6%
SWITZERLAND 13%
UNITED KINGDOM 9%


BASIC INDUSTRY 8%
CAPITAL GOODS 2%
CONSUMER MANUFACTURING 7%
CONSUMER SERVICES 15%
CONSUMER STAPLES 14%
ENERGY 3%
FINANCE 13%
HEALTHCARE 15%
MULTI-INDUSTRY 5%
TECHNOLOGY 8%
UTILITIES 10%


*    EXPRESSED AS A PERCENTAGE OF TOTAL INVESTMENTS.


We thank you for your interest and investment in the Alliance International Premier Growth Fund and look forward to reporting our progress to you as we enter the next year.

Sincerely,


John D. Carifa
Chairman and President


Bruce W. Calvert
Executive Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES
                                     ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
_______________________________________________________________________________

Alliance International Premier Growth Fund is an open-end, diversified investment company that seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of carefully selected non-U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 60 companies will be represented in the portfolio, with the 30 most highly regarded of these usually constituting 70% of the Fund's net assets.


INVESTMENT RESULTS
_______________________________________________________________________________

NAV AND SEC TOTAL RETURNS AS OF MAY 31, 1998

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
Since Inception*               3.40%         -0.96%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
Since Inception*               3.30%         -0.70%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
Since Inception*               3.20%          2.20%


SEC TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 1998)
                         CLASS A        CLASS B        CLASS C
                        ---------      ---------      ---------
Since Inception*         -2.11%         -2.00%          1.00%


The Fund's investment results represent total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1-year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 3/3/98 for all Share classes.


3


TEN LARGEST HOLDINGS
MAY 31, 1998 (UNAUDITED)             ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                             U.S. $ VALUE    NET ASSETS
-------------------------------------------------------------------------------
Novartis AG--Manufactures healthcare products for
  use in medical fields, as well as nutritional
  and agricultural products.                         $   592,268       4.8%
Internationale Nederlanden Groep NV--Provides a
  variety of banking and financial services
  worldwide.                                             549,361       4.4
Nokia Corp. Series A--Develops and manufactures
  mobile phones, networks, and systems for
  cellular and fixed networks.                           526,600       4.2
Akzo Nobel NV--A worldwide operating company,
  products include chemicals, man-made fibres,
  paints, enamels and salts, ethical drugs,
  veterinary products, hospital supplies and
  diagnostics.                                           522,361       4.2
Telefonica de Espana, SA--Provides
  telecommunications and audio-visual
  communications services and products
  throughout Spain                                       446,679       3.6
Adidas-Salomon AG--Manufactures and markets
  "adidas" brand sport shoes, sportswear and a
  variety of other sports merchandise worldwide.         441,069       3.6
Nestle, SA--A holding company whose subsidiaries
  produce and sell a variety of food and consumer
 products.                                               428,176       3.5
Sanofi, SA--Researches and manufactures health
  care products and beauty aids.                         351,496       2.8
Panamerican Beverages Cl. A--Bottles and
   distributes "Coca-Cola" brand soft drinks and
  other beverages throughout Mexico, Brazil,
  Colombia, Venezuela, Costa Rica, and Nicaragua.        338,125       2.7
ASM Lithography Holdings NV--Develops, markets,
  manufactures and services photolithography
  systems worldwide.                                     327,787       2.6
                                                     $ 4,523,922      36.4%


4


INDUSTRY DIVERSIFICATION
MAY 31, 1998 (UNAUDITED)             ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
_______________________________________________________________________________

                                                                    PERCENT OF
                                                    U.S. $ VALUE    NET ASSETS
-------------------------------------------------------------------------------
Basic Industry                                      $    807,092       6.5%
Capital Goods                                            190,049       1.5
Consumer Manufacturing                                   689,837       5.5
Consumer Services                                      1,575,878      12.7
Consumer Staples                                       1,443,677      11.6
Energy                                                   308,695       2.5
Finance                                                1,374,474      11.0
Healthcare                                             1,512,459      12.2
Multi Industry                                           497,335       4.0
Technology                                               854,387       6.9
Utilities                                                993,152       8.0
Total Investments*                                    10,247,035      82.4
Cash and receivables, net of liabilities               2,188,171      17.6
Net Assets                                          $ 12,435,206     100.0%


*    Excludes short-term obligations.


5


PORTFOLIO OF INVESTMENTS
MAY 31, 1998 (UNAUDITED)             ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS-82.4%
BRAZIL-2.6%
Telecomunicaoes Brasileiras, SA (ADR)             3,000     $    319,875

CANADA-1.2%
Newcourt Credit Group, Inc.                       3,100          152,112

DENMARK-2.4%
Ratin AS Cl. B                                    1,500          295,671

FINLAND-6.7%
Nokia Corp.
  Series A                                        8,000          526,600
Orion-Yhtyma OY
  Series B                                       10,000          301,837
                                                             ------------
                                                                 828,437

FRANCE-4.8%
Sanofi, SA                                        3,000          351,496
Total, SA Cl. B                                   2,000          248,370
                                                             ------------
                                                                 599,866

GERMANY-4.8%
Adidas-Salomon AG                                 2,500          441,069
Volkswagen AG                                       200          162,641
                                                             ------------
                                                                 603,710

HONG KONG-1.7%
Hutchison Whampoa                                40,000          208,543

ITALY-3.6%
Credito Italiano                                 40,000          222,987
Telecom Italia SpA                               30,000          226,597
                                                             ------------
                                                                 449,584

JAPAN-9.8%
Fuji Photo Film Co.                               8,000          270,903
Honda Motor Co.                                   8,000          272,635
Nintendo Co.                                      3,000          280,506
Sony Corp.                                        1,500          126,715
Yamanouchi Pharmaceutical Co., Ltd.              12,000          266,859
                                                             ------------
                                                               1,217,618

MEXICO-3.8%
Coca Cola Femsa (ADR)                             8,000          136,000
Panamerican Beverages Cl. A                      10,000          338,125
                                                             ------------
                                                                 474,125

NETHERLANDS-12.8%
Akzo Nobel NV                                     2,500          522,361
ASM Lithography Holdings NV (a)                   8,000          327,787
Internationale Nederlanden Groep NV               8,000          549,361
Philips Electronics                               2,000          190,049
                                                             ------------
                                                               1,589,558

NORWAY-0.5%
Stolt Comex Seaway (a)                            1,900           60,325

SPAIN-5.7%
Tabacalera, SA
  Series A                                       12,000          258,507
Telefonica de Espana, SA                         10,000          446,679
                                                             ------------
                                                                 705,186

SWEDEN-1.0%
Volvo AB Series B                                 4,000          127,846

SWITZERLAND-12.0%
Ciba Specialty Chemical Holding                   2,000          284,731
Nestle, SA                                          200          428,176
Novartis AG                                         350          592,268
Zurich Vericher Namen                               300          187,234
                                                             ------------
                                                               1,492,409

UNITED KINGDOM-9.0%
Bank of Scotland                                 22,700          262,779
Diageo Plc.                                      25,000          282,869
Tomkins Plc.                                     50,000          288,792
United News & Media, Inc.                        20,000          287,730
                                                             ------------
                                                               1,122,170

Total Common Stocks
  (cost $10,226,441)                                          10,247,035


6


                                     ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
_______________________________________________________________________________

                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)       U.S. $ VALUE
-------------------------------------------------------------------------
TIME DEPOSIT-13.7%
Banque Nationale de Paris
  5.625%, 6/01/98
  (cost $1,700,000)                              $1,700     $  1,700,000

TOTAL INVESTMENTS-96.1%
  (cost $11,926,441)                                          11,947,035
Other assets less liabilities-3.9%                               488,171

NET ASSETS-100%                                             $ 12,435,206


(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     See notes to financial statements.


7


STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998 (UNAUDITED)             ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $11,926,441)          $ 11,947,035
  Foreign cash, at value (cost $12,634)                                 12,562
  Cash                                                                   7,291
  Receivable for investment securities sold                          2,151,837
  Receivable for capital stock sold                                    541,052
  Deferred organization expenses                                       264,460
  Dividends and interest receivable                                     20,527
  Receivable from Advisor                                               15,449
  Total assets                                                      14,960,213

LIABILITIES
  Payable for investment securities purchased                        2,183,599
  Organizational expense payable                                       283,000
  Distribution fee payable                                               6,301
  Payable for capital stock redeemed                                     1,828
  Accrued expenses                                                      50,279
  Total liabilities                                                  2,525,007

NET ASSETS                                                        $ 12,435,206

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $      1,204
  Additional paid-in capital                                        12,393,146
  Undistributed net investment income                                   29,179
  Accumulated net realized loss on investments and foreign
    currency transactions                                               (2,759)
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                         14,436
                                                                  $ 12,435,206

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($2,764,347/
    267,289 shares of capital stock issued and outstanding)             $10.34
  Sales Charge--4.25% of public offering price                             .46
  Maximum offering price                                                $10.80

  CLASS B SHARES
  Net asset value and offering price per share ($7,042,108/
    682,012 shares of capital stock issued and outstanding)             $10.33

  CLASS C SHARES
  Net asset value and offering price per share ($1,016,642/
    98,480 shares of capital stock issued and outstanding)              $10.32

  ADVISOR CLASS SHARES
  Net asset value, redemption, and offering price per share
    ($1,612,109/155,834 shares of capital stock issued
    and outstanding)                                                    $10.35


See notes to financial statements.


8


STATEMENT OF OPERATIONS
MARCH 3, 1998* TO MAY 31, 1998 (UNAUDITED)
                                     ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $6,490)                                        $  52,120
  Interest                                               16,097      $  68,217

EXPENSES
  Advisory fee                                           15,953
  Distribution fee - Class A                                824
  Distribution fee - Class B                              8,721
  Distribution fee - Class C                                885
  Audit and legal                                        20,700
  Amortization of organization expenses                  18,540
  Custodian                                              12,960
  Directors' fees                                        10,800
  Transfer agency                                         8,370
  Printing                                                8,190
  Registration                                            4,971
  Miscellaneous                                           4,170
  Total expenses                                        115,084
  Less: expenses waived by the Adviser
    (see Note B)                                        (76,046)
  Net expenses                                                          39,038
  Net investment income                                                 29,179

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Net realized loss on investment transactions                          (2,464)
  Net realized loss on foreign currency
    transactions                                                          (295)
  Net unrealized appreciation (depreciation) of:
    Investments                                                         20,594
    Foreign currency denominated assets
      and liabilities                                                   (6,158)
  Net gain on investments and foreign
    currency transactions                                               11,677

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $  40,856


*    Commencement of operations.

     See notes to financial statements.


9


STATEMENT OF CHANGES
IN NET ASSETS                        ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
_______________________________________________________________________________

                                                              MARCH 3, 1998*
                                                                    TO
                                                               MAY 31, 1998
                                                                (UNAUDITED)
                                                             -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                                        $     29,179
  Net realized loss on investments and foreign currency
    transactions                                                     (2,759)
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                      14,436
  Net increase in net assets from operations                         40,856

CAPITAL STOCK TRANSACTIONS
  Net increase                                                   12,394,350
  Total increase                                                 12,435,206

NET ASSETS
  Beginning of period                                                    -0-
  End of period (including undistributed net investment
    income of $29,179)                                         $ 12,435,206


*    Commencement of operations

     See notes to financial statements.


10


NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998 (UNAUDITED)             ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance International Premier Growth Fund (the "Fund") was incorporated as a Maryland Corportation on November 24, 1997 and is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $283,000 have been deferred and are being amortized on a straight-line basis through February, 2003.

3. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated invest-


11


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                          ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
_______________________________________________________________________________

ment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and the Advisor Class shares have no distribution fees.

7. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.
Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly. For the period ended May 31, 1998, the Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 2.50%, 3.20%, 3.20% and 2.20% of average net assets, respectively, for the Class A, Class B, Class C and Advisor Class shares. For the period ended May 31, 1998, such reimbursement amounted to $76,046.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $1,800 for the period ended May 31, 1998.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $4,961 from the sale of Class A shares for the period ended May 31, 1998.

Brokerage commissions paid on investment transactions for the period ended May 31, 1998, amounted to $20,403, of which, $787 was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $325,310 and $15,653, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the


12


                                     ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
_______________________________________________________________________________

current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term and U.S. government securities) aggregated $10,904,562 and $675,657, respectively, for the period ended May 31, 1998. There were no purchases or sales of U.S. government or government agency obligations for the period ended May 31, 1998.

At May 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $329,885 and gross unrealized depreciation of investments was $309,291, resulting in net unrealized appreciation of $20,594, excluding foreign currency.

FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure of the Fund in that particular currency contract.

At May 31, 1998, the Fund had no outstanding forward exchange currency contracts.


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                                             SHARES               AMOUNT
                                        ----------------     ----------------
                                         MARCH 3, 1998*       MARCH 3, 1998*
                                              TO                   TO
                                          MAY 31, 1998         MAY 31, 1998
                                          (UNAUDITED)          (UNAUDITED)
                                        ----------------     ----------------
CLASS A
Shares sold                                    273,873          $ 2,827,545
Shares redeemed                                 (6,584)             (68,650)
Net increase                                   267,289          $ 2,758,895


*    Commencement of operations.


13


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                          ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
_______________________________________________________________________________

                                            SHARES               AMOUNT
                                        ----------------     ----------------
                                         MARCH 3, 1998*      MARCH 3, 1998*
                                              TO                  TO
                                         MAY 31, 1998        MAY 31, 1998
                                          (UNAUDITED)         (UNAUDITED)
                                        ----------------     ----------------
CLASS B
Shares sold                                    690,062          $7,132,952
Shares redeemed                                 (8,050)            (83,586)
Net increase                                   682,012          $7,049,366

CLASS C
Shares sold                                     98,536          $1,020,790
Shares redeemed                                    (56)               (583)
Net increase                                    98,480          $1,020,207

ADVISOR CLASS
Shares sold                                    158,885          $1,596,743
Shares redeemed                                 (3,051)            (30,861)
Net increase                                   155,834          $1,565,882


NOTE F: CONCENTRATION OF RISK
Investment in the Fund's shares requires consideration of certain factors that are not typically associated with investments in U.S. equity securities such as currency fluctuations, potential price volatility, lower liquidity. The possibility of political and economic instability of government supervision and regulation of the markets may further affect the Fund's investments.


*    Commencement of operations.


14


FINANCIAL HIGHLIGHTS                 ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                           ADVISOR
                                              CLASS A        CLASS B        CLASS C         CLASS
                                           -------------  -------------  -------------  -------------
                                              MARCH 3,      MARCH 3,       MARCH 3,       MARCH 3,
                                               1998(A)       1998(A)        1998(A)        1998(A)
                                                 TO            TO             TO             TO
                                            MAY 31, 1998  MAY 31, 1998   MAY 31, 1998   MAY 31, 1998
                                            (UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)
                                           -------------  -------------  -------------  -------------
Net asset value, beginning of period          $10.00         $10.00         $10.00         $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .04            .03            .02            .06
Net realized and unrealized gain on
  investments and foreign currency
  transactions.                                  .30            .30            .30            .29
Net increase in net asset value
  from operations                                .34            .33            .32            .35
Net asset value, end of period                $10.34         $10.33         $10.32         $10.35

TOTAL RETURN
Total investment return based on net
  asset value (d)                               3.40%          3.30%          3.20%          3.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $2,764         $7,042         $1,017         $1,612
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements (e)                          2.50%          3.20%          3.20%          2.20%
  Expenses, before waivers/
    reimbursements (e)                          6.40%          7.05%          6.70%          8.36%
  Net investment income (e)                     2.08%          1.59%          1.42%          2.31%
Portfolio turnover rate                           26%            26%            26%            26%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


15


                                     ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE W. CALVERT, EXECUTIVE VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
EDWARD BAKER, VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
STEPHEN H. BEINHACKER, VICE PRESIDENT
RUSSELL BRODY, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.
40 Water Street
Boston, MA 02109-3661

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


16


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


17


ALLIANCE INTERNATIONAL PREMIER GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

IPGSR